POST-EMPLOYMENT BENEFITS - Benefit Obligation and Plan Assets by Geographic Location (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined benefit pension plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 733	$ 495
Defined benefit pension plan | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	527	362
Defined benefit pension plan | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	26	1
Defined benefit pension plan | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	180	132
Defined benefit pension plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	2,927	2,037	$ 164
Defined benefit pension plan | Defined benefit obligation | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	2,290	1,573
Defined benefit pension plan | Defined benefit obligation | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	30	4
Defined benefit pension plan | Defined benefit obligation | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	607	460
Defined benefit pension plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(2,194)	(1,542)	(126)
Defined benefit pension plan | Fair value of plan assets | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(1,763)	(1,211)
Defined benefit pension plan | Fair value of plan assets | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(4)	(3)
Defined benefit pension plan | Fair value of plan assets | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(427)	(328)
Post-retirement plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	102	68
Post-retirement plan | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	58
Post-retirement plan | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	28
Post-retirement plan | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	16
Post-retirement plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	106	68	28
Post-retirement plan | Defined benefit obligation | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	62	49
Post-retirement plan | Defined benefit obligation | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	28	12
Post-retirement plan | Defined benefit obligation | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	16	7
Post-retirement plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(4)	$ 0	$ 0
Post-retirement plan | Fair value of plan assets | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(4)
Post-retirement plan | Fair value of plan assets | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0
Post-retirement plan | Fair value of plan assets | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 0